Compensation Plans and Post-Employment Benefits - Obligation and Funded Status (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
UK Plan
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$ 303	$ 299
Past service cost	0	0	$ 0
Interest cost	4	5	7
Benefits paid	(10)	(16)
Actuarial (gain) loss on plans’ liabilities	(7)	14
Plan curtailments, settlements and other	7	0
Projected benefit obligation as of November 30	298	303	299
Change in plan assets:
Fair value of plan assets as of December 1	325	312
Return on plans’ assets	31	23
Employer contributions	1	6
Benefits paid	(10)	(16)
Plan settlements	0	0
Administrative expenses	8	(1)
Fair value of plan assets as of November 30	355	325	312
Funded status as of November 30	56	22
Foreign Plan
Change in projected benefit obligation:
Projected benefit obligation as of December 1	280	259
Past service cost	10	20	17
Interest cost	4	6	8
Benefits paid	(5)	(14)
Actuarial (gain) loss on plans’ liabilities	(8)	13
Plan curtailments, settlements and other	(19)	(4)
Projected benefit obligation as of November 30	263	280	259
Change in plan assets:
Fair value of plan assets as of December 1	17	18
Return on plans’ assets	0	1
Employer contributions	17	14
Benefits paid	(5)	(14)
Plan settlements	(17)	(2)
Administrative expenses	0	0
Fair value of plan assets as of November 30	12	17	$ 18
Funded status as of November 30	$ (250)	$ (263)